Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Hedge contract maturity description	March 2023
Financial liabilities, at fair value		$ 990
Tier One Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	$ 20,000
Tier Two Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	1,000
Tier Two Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	20,000
Tier Three Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value	1,000
Accounts Payable From Acquisition Of Subsidiary Earn Out [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 299	$ 4,953
Future Derivative Financial Instrument [Member] | Intercompany Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	5,000
Hedge contracts, due date	March 2023